Cover	Nov. 06, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	Bonanza Creek Energy, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35371
Entity Tax Identification Number	61-1630631
Entity Address, Address Line One	410 17th Street, Suite 1400
Entity Address, Postal Zip Code	80202
Entity Address, State or Province	CO
City Area Code	720
Local Phone Number	440-6100
Entity Address, City or Town	Denver
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001509589
Amendment Flag	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BCEI
Security Exchange Name	NYSE